RELATED PARTY TRANSACTIONS - Schedule of management compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Management compensation	$ 72,000	$ 154,097	$ 194,000	$ 298,097
Former CEO and Director [Member]
Related Party Transaction [Line Items]
Management compensation	0	85,097	50,000	160,097
CEO, VP of Development, and Director [Member]
Related Party Transaction [Line Items]
Management compensation	27,000	24,000	54,000	48,000
CFO [Member]
Related Party Transaction [Line Items]
Management compensation	$ 45,000	$ 45,000	$ 90,000	$ 90,000